Debt and Other Obligations - Local bank loans and other short term borrowings (Details) $ in Thousands	1 Months Ended
Jun. 30, 2019 USD ($)
Deutsche Bank AG
Debt Instrument [Line Items]
Proceeds short term borrowings	$ 31,815
Unicredit
Debt Instrument [Line Items]
Proceeds short term borrowings	11,554
Citizens Bank
Debt Instrument [Line Items]
Proceeds short term borrowings	$ 9,648